SEC Registration Nos.

Nos. 811-10045 and 333-44064

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 30	XX

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT ACT OF 1940

Amendment No. 33	XX

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 9th day of August 2011.

CALVERT IMPACT FUND, INC.

By:	**
Barbara Krumsiek Senior Vice President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 9th day of August 2011 by the following persons in the capacities indicated.

Signature		Title

** D. WAYNE SILBY		DIRECTOR

** JOHN G. GUFFEY, JR.		DIRECTOR

** BARBARA J. KRUMSIEK		PRESIDENT AND DIRECTOR

** RONALD M. WOLFSHEIMER		TREASURER (PRINCIPAL ACCOUNTING OFFICER)

** REBECCA L. ADAMSON		DIRECTOR

** RICHARD L. BAIRD, JR.		DIRECTOR

** JOY V. JONES		DIRECTOR

** TERRENCE J. MOLLNER		DIRECTOR

** MILES DOUGLAS HARPER, III		DIRECTOR

**By:	/S/ LANCELOT A. KING Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 23, January 31, 2011, accession number 0001121624-11-000002.

Calvert Impact Fund, Inc.

Post-Effective Amendment No. 30

Registration No. 333-44064

EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def